Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 356,965	$ 48,904	¥ 348,233
Less: Accumulated depreciation	(111,553)	(15,283)	(92,601)
Property and equipment, net value	245,412	33,621	255,632
Construction-in-progress	9,752	1,336	7,616
Property, plant and equipment, net	255,164	34,957	263,248
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	205,425	28,143	197,194
Mechanical equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	148,261	20,312	147,760
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,279	$ 449	¥ 3,279